Share Capital (Table)	12 Months Ended
Dec. 31, 2017
Share Capital Table
Schedule of outstanding stock options
	2017		2016		2015
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year	16,445,000	$0.08	11,920,000	$0.08	10,130,000	$0.10
Granted	3,600,000	$0.10	8,010,000	$0.08	5,950,000	$0.06
Exercised	-	-	(1,000,000)	$0.08	-	-
Cancellation for share appreciation rights	(632,500)	$0.06	-	-	-	-
Forfeited	(18,750)	$0.10	(1,965,000)	$0.09	(245,000)	$0.11
Expired	(36,250)	$0.14	(520,000)	$0.10	(3,915,000)	$0.12
Outstanding balance, end of year	19,357,500	$0.08	16,445,000	$0.08	11,920,000	$0.08

Exercise price range		$0.06 - $0.10		$0.05 - $0.145		$0.05 - $0.145

Summarizes information about stock options exercisable and outstanding
	Options Outstanding			Options Exercisable
		Weighted Average	Weighted		Weighted Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual Life	Exercise	Number	Contractual Life	Exercise
Prices	Outstanding at	(Number of	Prices	Exercisable at	(Number of	Prices
(CAD$)	Dec 31, 2017	Years)	(CAD$)	Dec 31, 2017	Years)	(CAD$)

$0.08	1,400,000	0.48	$0.08	1,400,000	0.48	$0.08
$0.10	3,600,000	1.54	$0.10	3,600,000	1.54	$0.10
$0.06	5,312,500	2.94	$0.06	5,312,500	2.94	$0.06
$0.08	5,470,000	3.52	$0.08	2,410,000	3.52	$0.08
$0.10	3,075,000	4.42	$0.10	1,537,500	4.42	$0.10
$0.09	500,000	4.70	$0.09	125,000	4.70	$0.09
	19,357,500	2.94	$0.08	14,385,000	2.62	$0.08

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices	Exercisable at	Contractual Life	Prices
(CAD$)	Dec 31, 2016	(Number of Years)	(CAD$)	Dec 31, 2016	(Number of Years)	(CAD$)

$0.145	30,000	0.46	$0.145	30,000	0.46	$0.145
$0.08	1,425,000	1.48	$0.08	1,425,000	1.48	$0.08
$0.05	500,000	2.04	$0.05	500,000	2.04	$0.05
$0.10	3,650,000	2.54	$0.10	3,650,000	2.54	$0.10
$0.06	5,350,000	3.94	$0.06	4,012,500	3.94	$0.06
$0.08	5,490,000	4.51	$0.08	810,000	4.51	$0.08
	16,445,000	3.54	$0.08	10,427,500	3.06	$0.08

Schedule of share-based payments recognized
	December 31,
	2017	2016	2015

Directors and officers	$351	$245	$153
Employees	15	2	8
Consultants	-	54	-
	$366	$301	$161

Schedule of share-based payments for stock option grants
	2017	2016	2015

Number of stock options granted	3,600,000	8,010,000	5,950,000
Fair value of stock options granted (CAD$)	$0.08	$0.07	$0.05

Market price of shares on grant date (CAD$)	$0.10	$0.09	$0.06
Pre-vest forfeiture rate	15.41%	15.99%	19.64%
Risk-free interest rate	0.95%	0.55%	0.75%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	134%	140%	140%
Expected option life in years	4.03	4.42	4.24

Schedule of outstanding warrants

At December 31, 2017, the Company had outstanding warrants as follows:

Exercise Prices		Outstanding at December 31,				Outstanding at December 31,
(CAD$)	Expiry Dates	2016	Issued	Exercised	Expired	2017

$0.10	July 31, 2018 (1), (7)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725	-	-	-	60,725

$0.08	September 21, 2018	5,332,776	-	-	-	5,332,776

$0.08	September 21, 2018 (4)	536,511	-	-	-	536,511

$0.12	March 3, 2019	8,852,576	-	-	-	8,852,576

$0.12	March 14, 2019	2,497,222	-	-	-	2,497,222

$0.12	March 14, 2019 (5)	155,556	-	-	-	155,556

$0.12	April 21, 2019 (6)	-	250,000	-	-	250,000
		36,356,139	250,000	-	(401,250)	36,204,889

At December 31, 2016, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2015	Issued	Exercised	Expired	2016

$0.20	January 11, 2016 (1)	600,000	-	-	(600,000)	-

$0.20	January 18, 2016 (1)	1,000,000	-	-	(1,000,000)	-

$0.10	January 31, 2016	550,000	-	-	(550,000)	-

$0.10	July 31, 2017 (2)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (2)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (2), (3)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (2)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (2), (4)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	(2,500,000)	-

$0.08	September 21, 2018	5,749,443	-	(416,667)	-	5,332,776

$0.08	September 21, 2018 (5)	594,844	-	(58,333)	-	536,511

$0.08	October 30, 2018	833,333	-	(833,333)	-	-

$0.12	March 3, 2019	-	8,852,576	-	-	8,852,576

$0.12	March 14, 2019	-	2,497,222	-	-	2,497,222

$0.12	March 14, 2019 (6)	-	155,556	-	-	155,556
		30,809,118	11,505,354	(1,308,333)	(4,650,000)	36,356,139

At December 31, 2015, the Company had outstanding warrants as follows:

Exercise		Outstanding at				Outstanding at
Prices		December 31,				December 31,
(CAD$)	Expiry Dates	2014	Issued	Exercised	Expired	2015

$0.20	September 28, 2015 (1)	11,300,000	-	-	(11,300,000)	-

$0.20	September 28, 2015 (1), (2)	904,000	-	-	(904,000)	-

$0.20	December 19, 2015 (1)	4,500,000	-	-	(4,500,000)	-

$0.20	January 11, 2016 (1)	600,000	-	-	-	600,000

$0.20	January 18, 2016 (1)	1,000,000	-	-	-	1,000,000

$0.10	January 31, 2016	550,000	-	-	-	550,000

$0.10	July 31, 2017 (3)	8,450,000	-	-	-	8,450,000

$0.15	March 18, 2017	55,000	-	-	-	55,000

$0.15	September 18, 2018 (3)	5,254,055	-	-	-	5,254,055

$0.15	September 18, 2018 (3), (4)	661,718	-	-	-	661,718

$0.15	April 3, 2017	346,250	-	-	-	346,250

$0.15	October 3, 2018 (3)	4,153,750	-	-	-	4,153,750

$0.15	October 3, 2018 (3), (5)	60,725	-	-	-	60,725

$0.15	July 9, 2016	2,500,000	-	-	-	2,500,000

$0.08	September 21, 2018	-	5,749,443	-	-	5,749,443

$0.08	September 21, 2018 (6)	-	594,844	-	-	594,844

$0.08	October 30, 2018	-	833,333	-	-	833,333
		40,335,498	7,177,620	-	(16,704,000)	30,809,118

Schedule of basic and diluted (loss) earnings per share
	December 31,
	2017	2016	2015

Basic weighted average number of common shares outstanding	218,473,845	211,483,671	164,670,698
Effect of dilutive securities	-	1,190,625	-
Diluted weighted average number of common shares outstanding	218,473,845	212,674,296	164,670,698

Schedule of common shares reserved for issuance
	Number of Shares
	December 31,
	2017	2016	2015

Stock options (Note 12(c))	19,357,500	16,445,000	11,920,000
Warrants (Note 12(d))	36,204,889	36,356,139	30,809,118
Balance	55,562,389	52,801,139	42,729,118